Provision for Income Taxes (Details) - Schedule of the Provisions for Income Taxes - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of the Significant Components of the Provisions for Income Taxes [Line Items]
Total provision for income taxes		$ 208,141	$ 294,716
Current tax provision Kyrgyzstan [Member]
Schedule of the Significant Components of the Provisions for Income Taxes [Line Items]
Total provision for income taxes		196,116
Current tax provision Cambodia [Member]
Schedule of the Significant Components of the Provisions for Income Taxes [Line Items]
Total provision for income taxes		11,323
Late penalty provision Kyrgyzstan [Member]
Schedule of the Significant Components of the Provisions for Income Taxes [Line Items]
Total provision for income taxes		$ 702